Exceptional items (Details) - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Unusual Or Infrequent Item1 [Line Items]
Investigation of strategic opportunities		€ 7.7	€ 18.8	€ 7.0	€ 7.7	€ 0.0
Supply chain reconfiguration		0.0	14.0	84.3		0.0
Findus Group integration costs		4.5	15.1	29.6		0.0
Costs related to transactions		34.1	3.2	4.8		0.7
Costs related to long-term management incentive plans		3.5	0.0	1.9		0.0
Other restructuring costs		8.9	0.0	(1.0)		0.0
Cisterna fire net (income)/costs		(2.5)	0.0	(4.3)		0.0
Impairment of intangible assets		0.0	0.0	0.0		0.0
Settlement of legacy matters		1.9	(5.6)	1.8		0.0
Remeasurement of indemnification assets		0.0	(8.3)	10.4		0.0
Adjustments For Exceptional Items		€ 58.1	€ 37.2	€ 134.5		€ 0.7
Predecessor
Unusual Or Infrequent Item1 [Line Items]
Investigation of strategic opportunities	€ 1.3
Supply chain reconfiguration	0.0
Findus Group integration costs	0.0
Costs related to transactions	3.8
Costs related to long-term management incentive plans	22.9
Other restructuring costs	0.0
Cisterna fire net (income)/costs	1.3
Impairment of intangible assets	55.0
Settlement of legacy matters	0.0
Remeasurement of indemnification assets	0.0
Adjustments For Exceptional Items	€ 84.3